UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mimi Drake
Title:    Chief Financial Officer
Phone:    (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake                West Conshohocken, PA           August 14, 2008
-----------------------     --------------------------    ----------------------
    [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $392,695
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number             Name

1          028-11630                        Defiance Asset Management Fund, L.P.

2          028-12487                        Defiance Offshore Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2008


COLUMN 1                     COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                             TITLE OF                   VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHR       VOTING AUTHORITY
NAME OF ISSUER               CLASS          CUSIP      (x$1,000)  PRN AMT   PRN CALL  DISCRETION      MGRS   SOLE   SHARED     NONE

AEROPOSTALE                  COM            007865108   3,804       121,416 SH        Shared-Defined   1             121,416
AEROPOSTALE                  COM            007865108   1,417        45,226 SH        Shared-Defined   2              45,226
AETNA INC NEW                COM            00817Y108   2,400        59,225 SH        Shared-Defined   1              59,225
AETNA INC NEW                COM            00817Y108     894        22,048 SH        Shared-Defined   2              22,048
APACHE CORP                  COM            037411105  17,061       122,744 SH        Shared-Defined   1             122,744
APACHE CORP                  COM            037411105   6,354        45,711 SH        Shared-Defined   2              45,711
ASYST TECHNOLOGY CORP        COM            04648X107   8,336     2,335,086 SH        Shared-Defined   1           2,335,086
ASYST TECHNOLOGY CORP        COM            04648X107   2,994       838,525 SH        Shared-Defined   2             838,525
BANK OF AMERICA CORPORATION  COM            060505104   3,533       148,024 SH        Shared-Defined   1             148,024
BANK OF AMERICA CORPORATION  COM            060505104   1,316        55,113 SH        Shared-Defined   2              55,113
CHEVRON CORP NEW             COM            166764100   8,806        88,830 SH        Shared-Defined   1              88,830
CHEVRON CORP NEW             COM            166764100   3,269        32,974 SH        Shared-Defined   2              32,974
CONOCOPHILLIPS               COM            20825C104  27,855       295,103 SH        Shared-Defined   1             295,103
CONOCOPHILLIPS               COM            20825C104  10,373       109,895 SH        Shared-Defined   2             109,895
CROCS INC                    COM            227046109  16,128     2,013,477 SH        Shared-Defined   1           2,013,477
CROCS INC                    COM            227046109   6,008       750,105 SH        Shared-Defined   2             750,105
CUMMINS INC                  COM            231021106  17,375       265,180 SH        Shared-Defined   1             265,180
CUMMINS INC                  COM            231021106   6,474        98,803 SH        Shared-Defined   2              98,803
FLEXTRONICS INTL LTD         ORD            Y2573F102  25,946     2,760,214 SH        Shared-Defined   1           2,760,214
FLEXTRONICS INTL LTD         ORD            Y2573F102   9,657     1,027,341 SH        Shared-Defined   2           1,027,341
GOTTSCHALKS INC              COM            383485109   1,270       577,445 SH        Shared-Defined   1             577,445
GOTTSCHALKS INC              COM            383485109     419       190,655 SH        Shared-Defined   2             190,655
HAYNES INTERNATIONAL INC     COM NEW        420877201  10,074       175,041 SH        Shared-Defined   1             175,041
HAYNES INTERNATIONAL INC     COM NEW        420877201   3,768        65,465 SH        Shared-Defined   2              65,465
JAKKS PAC INC                COM            47012E106  12,277       561,862 SH        Shared-Defined   1             561,862
JAKKS PAC INC                COM            47012E106   4,567       209,000 SH        Shared-Defined   2             209,000
NABORS INDUSTRIES LTD        SHS            G6359F103  30,155       612,539 SH        Shared-Defined   1             612,539
NABORS INDUSTRIES LTD        SHS            G6359F103  11,228       228,069 SH        Shared-Defined   2             228,069
NBTY INC                     COM            628782104  15,981       498,479 SH        Shared-Defined   1             498,479
NBTY INC                     COM            628782104   5,924       184,767 SH        Shared-Defined   2             184,767
PENNSYLVANIA RL ESTATE INVT  SH BEN INT     709102107     868        37,515 SH        Shared-Defined   1              37,515
PENNSYLVANIA RL ESTATE INVT  SH BEN INT     709102107     323        13,965 SH        Shared-Defined   2              13,965
PROSHARES TR                 ULTRASHRT O&G  74347R586   3,452       129,239 SH        Shared-Defined   1             129,239
PROSHARES TR                 ULTRASHRT O&G  74347R586   1,284        48,082 SH        Shared-Defined   2              48,082
SKECHERS U S A INC           CL A           830566105   5,492       277,911 SH        Shared-Defined   1             277,911
SKECHERS U S A INC           CL A           830566105   2,031       102,805 SH        Shared-Defined   2             102,805
SUNOCO INC                   COM            86764P109   1,255        30,848 SH        Shared-Defined   1              30,848
SUNOCO INC                   COM            86764P109     467        11,484 SH        Shared-Defined   2              11,484
TEREX CORP NEW               COM            880779103  22,619       440,325 SH        Shared-Defined   1             440,325
TEREX CORP NEW               COM            880779103   8,392       163,358 SH        Shared-Defined   2             163,358
THOMAS & BETTS CORP          COM            884315102   5,940       156,924 SH        Shared-Defined   1             156,924
THOMAS & BETTS CORP          COM            884315102   2,207        58,321 SH        Shared-Defined   2              58,321
TWEEN BRANDS INC             COM            901166108  12,238       743,477 SH        Shared-Defined   1             743,477
TWEEN BRANDS INC             COM            901166108   4,448       270,207 SH        Shared-Defined   2             270,207
VISHAY INTERTECHNOLOGY INC   COM            928298108   8,123       915,797 SH        Shared-Defined   1             915,797
VISHAY INTERTECHNOLOGY INC   COM            928298108   3,027       341,218 SH        Shared-Defined   2             341,218
WELLPOINT INC                COM            94973V107   8,476       177,841 SH        Shared-Defined   1             177,841
WELLPOINT INC                COM            94973V107   3,155        66,202 SH        Shared-Defined   2              66,202
WESTERN DIGITAL CORP         COM            958102105  16,927       490,224 SH        Shared-Defined   1             490,224
WESTERN DIGITAL CORP         COM            958102105   6,308       182,685 SH        Shared-Defined   2             182,685



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